Property and Equipment, Net	12 Months Ended
Apr. 30, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, Net
5.	Property and Equipment, Net

As of April 30, 2023 and 2024, property and equipment consist of the following:

	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Land	¥218,980	¥218,980	$1,390
Buildings and improvements	161,503	161,503	1,025
Leasehold improvements	98,626	193,982	1,231
Vehicles	7,954	7,954	50
Tools and fixtures	341,076	400,060	2,540
Construction in progress	4,400	—	—
Total property and equipment	832,539	982,479	6,236
Less: Accumulated depreciation and amortization	(324,761)	(405,611)	(2,574)
Property and equipment, net	¥507,778	¥576,868	$3,662

Depreciation and amortization expense was ¥73,034 thousand, ¥107,575 thousand and ¥184,298 thousand ($1,170 thousand) for the years ended April 30, 2022, 2023 and 2024, respectively.